ACCOUNTS RECEIVABLE	12 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 3. ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following at June 30, 2012 and 2011:

	June 30, 2012	June 30, 2011

Accounts receivable	$738,671	$437,106
Less: allowance for doubtful accounts	(64,065)	(65,075)
Accounts receivable, net	$674,606	$372,031